issued by
AMERICAN GENERAL LIFE INSURANCE COMPANY
in all states except in New York
In connection with
VARIABLE ANNUITY ACCOUNT FIVE

UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2026
This updating summary prospectus provides updated information about Seasons Select II, a flexible premium deferred variable annuity.
The prospectus for the contract contains more information about the contract, such as the contract’s features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.corebridgefinancial.com/ProductProspectuses. You can also obtain this information at no cost by calling (855) 421-2692 or by writing to our Annuity Service Center (P.O. Box 15570, Amarillo, Texas 79105-5570).

* * * * * * * * * * * *

Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

Special Terms Used in this Summary Prospectus

Accumulation Phase - The period during which you invest money in your contract.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Income Benefit Base - A value used to determine the minimum income amount if Income Protector was elected.
Living Benefit - An optional benefit designed to help create a guaranteed income stream for life and provide some protection against certain financial risks. (Living Benefits may only be elected at the time you purchase the contract).
MAV Benefit Base - For certain Living Benefits, a value used to determine the fee and the maximum amount that maybe withdrawn each year.
Purchase Payments - The money you give us to buy and invest in the contract.
Separate Account – A segregated asset account maintained by the Company separately from the Company’s General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.
Underlying Funds - The underlying investment portfolios of the Trusts in which a Variable Portfolio invests.
Variable Portfolio(s) - A variable investment option available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares or one of the Underlying Funds. Each Underlying fund has its own investment objective.

Updated Information About Your Contract

The following is a summary of certain contract features that have changed since the Updating Summary Prospectus dated April 28, 2025. This may not reflect all of the changes that have occurred since you purchased your contract. Please see the prospectus available on www.corebridgefinancial.com/ProductProspectuses for more information.
Optional Living Benefits – MarketLock and MarketLock for Two Second Extension
•
If you purchased your contract between August 31, 2005 and May 1, 2009 with MarketLock optional Living Benefit and you elected to extend the MAV Evaluation Period on the tenth contract anniversary, you will have the opportunity to elect the second extension of the MAV Evaluation Period (second “Extension”) on or about your twentieth contract anniversary. The annualized fee for the second Extension is 0.95%. Please see MARKETLOCK AND MARKET LOCK FOR TWO SECOND EXTENSION in the prospectus.
•
If you purchased your contract between July 10, 2006 and April 30 2008 with MarketLock for Two optional Living Benefit and you elected to extend the MAV Evaluation Period on the tenth contract anniversary, you will have the opportunity to elect the second extension of the MAV Evaluation Period (second “Extension”) on or about your twentieth contract anniversary. The annualized fee for the second Extension is 0.70% (prior to the first withdrawal) and 1.10% (after the first withdrawal). Please see MARKETLOCK AND MARKETLOCK FOR TWO SECOND EXTENSION in the prospectus.
Underlying Fund Change effective on May 1, 2026
•
SA Multi-Managed Large Cap Value Portfolio F02D Federated MDTA LLC became a subadvisor replacing American Century Investment Management, Inc.
2

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
•For Contracts without Seasons Rewards. If you withdraw money from your contract within 7 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 7%, as a percentage of each Purchase Payment withdrawn.
•For Contracts with Seasons Rewards. If you withdraw money from your contract within
9 years following your purchase of the contract or your last Purchase Payment, you may be assessed a withdrawal charge of up to 9%, as a percentage of each Purchase Payment withdrawn.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $7,000 if your maximum withdrawal charge is 7% or $9,000 if your maximum withdrawal charge is 9%. This loss will be greater if there are federal and state income taxes or tax-penalties.
Withdrawal Charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
				Expenses – Withdrawal Charges
Are There Transaction Charges?
Yes, in addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation
Phase. There may also be taxes on Purchase Payments.
				Expenses
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.42%	1.42%
	Investment Options[2] (Underlying Fund fees and expenses)	0.46%	1.76%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.10%[3]	0.80%[4]
1 As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee).
2 As a percentage of Underlying Fund net assets.
3 As a percentage of the Income Benefit Base used to calculate the guaranteed benefit.
4 As a percentage of the MAV Benefit Base used to calculate the guaranteed benefit. This represents the maximum charge for the most expensive optional benefit.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,660	Highest Annual Cost: $3,416
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

3

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
•This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. As such, you should not use the contract as a short-term investment or savings vehicle.
•Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal.
Withdrawals may also reduce or terminate contract guarantees and may also be subject to state and federal income taxes and tax-penalties.
•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean that this contract is generally more beneficial to investors with a long investment time horizon.

What are the Risks Associated with the Investment Options?
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.
•Each investment option (including each Fixed Account option) has its own unique risks.
•You should review the available investment options before making an investment decision.

What are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to us, American General Life
Insurance Company. Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. An Owner should look solely to our financial strength for our claims-paying ability. More information about the
Company, including our financial strength ratings, may be obtained at
https://investors.corebridgefinancial.com/financials/Ratings/default.aspx .

RESTRICTIONS
Are There Limits on the Investment Options?
Yes.
Transfer Restrictions.
•During the Accumulation Phase, you must transfer at least $100 per transfer between any of the Variable Portfolios and/or any available Fixed Accounts. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well. Funds already in your contract cannot be transferred to the DCA
Fixed Account, if available. A transfer request will be priced as of the day it is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.
•During the Income Phase, only one transfer per month is permitted between the Variable
Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer. You may not use the DCA Program or the Automatic Asset Rebalancing
Program during the Income Phase.
•Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.
Investment Restrictions. If you elect an optional Living Benefit, not all investment options may be available and you must invest in accordance with the applicable investment requirements. You may be required to invest a certain percentage of your contract value in a certain investment option. We reserve the right to modify the investment requirements in the future. If you do not elect any optional benefit, or if the only optional benefit you elect is a death benefit, your contract is not subject to investment requirements.
Availability of Variable Portfolios. We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable
Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying
Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment
Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.
Investment Options
4

	RESTRICTIONS	Location in Prospectus
Are There Any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to the benefits offered under the contract
(e.g., death benefits, Living Benefits, DCA Fixed Account, DCA Program, Automatic
Asset Rebalancing Program, Systematic Withdrawal Program, Automatic Payment Plan).
•We reserve the right to modify or terminate the DCA Program, Automatic Asset
Rebalancing Program, Systematic Withdrawal Program, and Automatic Payment Plan.
•Withdrawals that exceed limits specified by the terms of a benefit may reduce the value of the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Optional Living Benefits Death Benefits
TAXES
What are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchase the contract through a tax-qualified plan or individual retirement account
(IRA), there is no additional tax benefit under the contract.
•Earnings under your contract are taxed at ordinary income tax rates when withdrawn.
You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm.
Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should ask your financial representative about how they are compensated.
Payments in Connection with Distribution of the Contract
Should I Exchange My Contract?
Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

5

Appendix A – Investment Options Available Under The Contract

Underlying Funds
The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	Balanced Growth Strategy (for contracts purchased prior to November 18, 2003)[1]
	SA Allocation Moderate Portfolio – Class 1 SunAmerica Asset Management, LLC	0.76%*	12.86%	5.75%	7.45%
	SA Franklin Allocation Moderately Aggressive Portfolio – Class 2 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	1.04%*	17.70%	10.60%	10.23%
	SA MFS Large Cap Growth Portfolio – Class 2 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.83%	16.52%	14.96%	15.99%
	Balanced Growth Strategy (for contract purchased on or after November 18, 2003)[1]
	SA Allocation Moderate Portfolio – Class 3 SunAmerica Asset Management, LLC	1.01%*	12.52%	5.48%	7.20%
	SA Franklin Allocation Moderately Aggressive Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	1.14%*	17.57%	10.49%	10.11%
	SA MFS Large Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%	16.39%	14.85%	15.87%
	Conservative Growth Strategy (for contracts purchased prior to November 18, 2003)[1]
	SA Allocation Balanced Portfolio – Class 1 SunAmerica Asset Management, LLC	0.75%*	11.36%	4.18%	6.03%
	SA Franklin Allocation Moderately Aggressive Portfolio – Class 2 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	1.04%*	17.70%	10.60%	10.23%
	SA MFS Large Cap Growth Portfolio – Class 2 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.83%	16.52%	14.96%	15.99%
	Conservative Growth Strategy (for contract purchased on or after November 18, 2003)[1]
	SA Allocation Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC	1.00%*	10.96%	3.91%	5.79%
	SA Franklin Allocation Moderately Aggressive Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	1.14%*	17.57%	10.49%	10.11%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation (continued)	SA MFS Large Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%	16.39%	14.85%	15.87%
	Growth Strategy (for contracts purchased prior to November 18, 2003)[1]
	SA Allocation Aggressive Portfolio – Class 1 SunAmerica Asset Management, LLC	0.78%*	16.12%	8.31%	9.59%
	SA Franklin Allocation Moderately Aggressive Portfolio – Class 2 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	1.04%*	17.70%	10.60%	10.23%
	SA MFS Large Cap Growth Portfolio – Class 2 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.83%	16.52%	14.96%	15.99%
	Growth Strategy (for contract purchased on or after November 18, 2003)[1]
	SA Allocation Aggressive Portfolio – Class 3 SunAmerica Asset Management, LLC	1.03%*	15.84%	8.05%	9.34%
	SA Franklin Allocation Moderately Aggressive Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	1.14%*	17.57%	10.49%	10.11%
	SA MFS Large Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%	16.39%	14.85%	15.87%
	Moderate Growth Strategy (for contracts purchased prior to November 18, 2003)[1]
	SA Allocation Moderately Aggressive Portfolio – Class 1 SunAmerica Asset Management, LLC	0.76%*	14.35%	6.79%	8.32%
	SA Franklin Allocation Moderately Aggressive Portfolio – Class 2 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	1.04%*	17.70%	10.60%	10.23%
	SA MFS Large Cap Growth Portfolio – Class 2 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.83%	16.52%	14.96%	15.99%
	Moderate Growth Strategy (for contract purchased on or after November 18, 2003)[1]
	SA Allocation Moderately Aggressive Portfolio – Class 3 SunAmerica Asset Management, LLC	1.01%*	14.13%	6.52%	8.07%
	SA Franklin Allocation Moderately Aggressive Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	1.14%*	17.57%	10.49%	10.11%
	SA MFS Large Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%	16.39%	14.85%	15.87%
	SA Allocation Aggressive Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	1.03%*	15.84%	8.05%	9.34%
	SA Allocation Balanced Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	1.00%*	10.96%	3.91%	5.79%
	SA Allocation Moderate Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	1.01%*	12.52%	5.48%	7.20%
	SA Allocation Moderately Aggressive Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	1.01%*	14.13%	6.52%	8.07%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Bond	Fidelity VIP Investment Grade Bond Portfolio[3] – Service Class 2 Fidelity Management & Research Company	0.62%	6.93%	-0.21%	2.45%
	SA American Century Inflation Managed Portfolio[4] – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.	0.85%	6.21%	0.63%	2.06%
	SA JPMorgan Ultra-Short Bond Portfolio[4] – Class 2[5] SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.70%	4.41%	2.30%	1.54%
	SA JPMorgan Ultra-Short Bond Portfolio[4] – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.80%	4.39%	2.20%	1.45%
	SA Multi-Managed Diversified Fixed Income Portfolio[4] – Class 2[5] PineBridge Investments, LLC Wellington Management Company LLP	0.87%	6.72%	-0.63%	1.92%
	SA Multi-Managed Diversified Fixed Income Portfolio[4] – Class 3 PineBridge Investments, LLC Wellington Management Company LLP	0.97%	6.62%	-0.73%	1.83%
Cash	Goldman Sachs VIT Government Money Market Fund[3] – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	3.94%	2.98%	1.90%
Stock	Fidelity VIP Contrafund Portfolio[3] – Class 2 Fidelity Management & Research Company	0.79%	21.19%	15.08%	15.49%
	Fidelity VIP Equity-Income Portfolio[3] – Class 2 Fidelity Management & Research Company	0.71%	18.75%	12.23%	11.32%
	Fidelity VIP Mid Cap Portfolio[3] – Class 2 Fidelity Management & Research Company	0.80%	11.49%	9.83%	10.31%
	Fidelity VIP Overseas Portfolio[3] – Class 2 Fidelity Management & Research Company	0.97%	20.05%	6.35%	7.66%
	SA AB Growth Portfolio[6] – Class 2[5] SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.78%	12.90%	11.78%	15.97%
	SA AB Growth Portfolio[6] – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.88%	12.79%	11.67%	15.85%
	SA American Funds Global Growth Portfolio[3,7] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.95%*	21.35%	7.94%	11.86%
	SA American Funds Growth Portfolio[3,7] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.85%*	19.91%	13.07%	17.65%
	SA American Funds Growth-Income Portfolio[3,7] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.82%*	17.67%	13.57%	13.59%
	SA Columbia Focused Value Portfolio[6] – Class 2[5] Columbia Management Investment Advisers, LLC	0.88%*	27.88%	13.30%	12.45%
	SA Columbia Focused Value Portfolio[6] – Class 3 Columbia Management Investment Advisers, LLC	0.98%*	27.67%	13.18%	12.33%
	SA Multi-Managed International Equity Portfolio[4] – Class 2[5] SunAmerica Asset Management, LLC BlackRock Investment Management, LLC, Schroder Investment Management North America Inc. and T. Rowe Price Associates, Inc.	1.19%*	29.17%	7.39%	7.75%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Stock (continued)	SA Multi-Managed International Equity Portfolio[4] – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC, Schroder Investment Management North America Inc. and T. Rowe Price Associates, Inc.	1.29%*	29.06%	7.29%	7.63%
	SA Multi-Managed Large Cap Growth Portfolio[4] – Class 2[5] SunAmerica Asset Management, LLC BlackRock Investment Management, LLC, Goldman Sachs Asset Management, L.P. and Morgan Stanley Investment Management Inc.	0.94%*	19.62%	9.76%	14.80%
	SA Multi-Managed Large Cap Growth Portfolio[4] – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC, Goldman Sachs Asset Management, L.P. and Morgan Stanley Investment Management Inc.	1.04%*	19.51%	9.66%	14.68%
	SA Multi-Managed Large Cap Value Portfolio[4] – Class 2[5] SunAmerica Asset Management, LLC BlackRock Investment Management, LLC, Federated MDTA LLC, and Wellington Management Company LLP[8]	1.00%*	12.81%	10.84%	9.93%
	SA Multi-Managed Large Cap Value Portfolio[4] – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC, Federated MDTA LLC, and Wellington Management Company LLP[8]	1.10%*	12.67%	10.73%	9.82%
	SA Multi-Managed Mid Cap Growth Portfolio[4] – Class 2[5] SunAmerica Asset Management, LLC BlackRock Investment Management, LLC, T. Rowe Price Associates, Inc. and Wellington Management Company LLP	1.13%	8.30%	4.63%	12.00%
	SA Multi-Managed Mid Cap Growth Portfolio[4] – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC, T. Rowe Price Associates, Inc. and Wellington Management Company LLP	1.23%	8.14%	4.52%	11.88%
	SA Multi-Managed Mid Cap Value Portfolio[4] – Class 2[5] SunAmerica Asset Management, LLC BlackRock Investment Management, LLC, T. Rowe Price Associates, Inc. and Massachusetts Financial Services Company	1.15%	7.19%	10.04%	9.38%
	SA Multi-Managed Mid Cap Value Portfolio[4] – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC, T. Rowe Price Associates, Inc. and Massachusetts Financial Services Company	1.25%	7.03%	9.93%	9.27%
	SA Multi-Managed Small Cap Portfolio[4] – Class 2[5] SunAmerica Asset Management, LLC BlackRock Investment Management, LLC, J.P. Morgan Investment Management Inc. and Schroder Investment Management North America Inc.	1.15%	6.43%	6.27%	8.13%
	SA Multi-Managed Small Cap Portfolio[4] – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC, J.P. Morgan Investment Management Inc. and Schroder Investment Management North America Inc.	1.25%	6.26%	6.16%	8.02%
	T. Rowe Price Blue Chip Growth Portfolio[3] – II Class T. Rowe Price Associates, Inc.	1.00%	18.43%	11.41%	15.25%
	T. Rowe Price Equity Income Portfolio[3] – II Class T. Rowe Price Associates, Inc.	0.99%	14.07%	10.89%	10.24%
Volatility Control	SA VCP Dynamic Allocation Portfolio[3] – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.01%	11.13%	5.34%	7.51%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Volatility Control (continued)	SA VCP Dynamic Strategy Portfolio[3] – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.03%	10.89%	5.66%	7.19%

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

1
Seasons Strategies are Variable Portfolios comprised of certain Underlying Funds of the Seasons Series Trust and SunAmerica Series Trust. Each Seasons Strategy is multi-managed by a group of managers identified above.
2
Part of Managed Allocation Portfolios.
3
Part of Premier Portfolios.
4
Part of Select Portfolios.
5
Available for investment if you purchased your contract prior to November 18, 2003.
6
Part of Focused Portfolios.
7
Capital Research and Management Company is the investment adviser of the master fund in which this Underlying Fund (Master-Feeder Fund) invests. Under a master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
8
On May 1, 2026, Federated MDTA LLC replaced the American Century Investment Management, Inc. as a subadvisor.
Fixed Accounts
The following is a list of Fixed Accounts currently available under the contract. We may change the features of the Fixed Accounts listed below, offer new Fixed Accounts, and terminate existing Fixed Accounts. We will provide you with written notice before doing so.
See INVESTMENT OPTIONS - FIXED ACCOUNTS of the prospectus for a description of the Fixed Accounts' features.
Name	Terms	Minimum Guaranteed Interest Rate
1-Year Fixed Account	1-Year	1%
Dollar Cost Averaging Fixed Account	6-Month, 12-Month, 2-Year	1%

SEASONS STRATEGIES AVAILABLE FOR INVESTMENT
This section contains the Seasons Strategies available for investment.

Growth Strategy
Goal: Long-term growth of capital, allocating its assets primarily to stocks. This Seasons Strategy may be best suited for those with longer periods to invest.

Target Asset Allocation:
Stocks 85%	Bonds 15%

Balanced Growth Strategy
Goal: Focuses on conservation of principal by investing in a more balanced weighting of stocks and bonds, with a secondary objective of seeking a high total return. This Seasons Strategy may be best suited for those approaching retirement and with less tolerance for investment risk.
Target Asset Allocation:
Stocks 70%	Bonds 30%

Moderate Growth Strategy
Goal: Growth of capital through investments in equities, with a secondary objective of conservation of principal by allocating more of its assets to bonds than the Growth Strategy. This Seasons Strategy may be best suited for those nearing retirement years but still earning income.
Target Asset Allocation:
Stocks 75%	Bonds 25%

Conservative Growth Strategy
Goal: Capital preservation while maintaining some potential for growth over the long term. This Seasons Strategy may be best suited for those with lower investment risk tolerance.

Target Asset Allocation:
Stocks 60%	Bonds 40%

STRATEGIC ALLOCATION PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
Effective on February 6, 2017, we will no longer offer the Strategic Allocation Program and we will no longer update the Strategic Allocation Program.
If you are currently invested in a Strategic Allocation, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Strategic Allocation Program was terminated; however, the investment will no longer be considered to be a Strategic Allocation and you may no longer trade into a Strategic Allocation. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.
Allocations (effective February 6, 2017)
Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
Fidelity VIP Contrafund	0.99%	1.32%	1.98%
Fidelity VIP Equity-Income	2.64%	2.97%	3.30%
Fidelity VIP Investment Grade Bond	15.51%	10.56%	6.93%
Fidelity VIP Mid Cap	3.96%	5.61%	6.27%
Fidelity VIP Overseas	1.98%	2.64%	3.30%
SA Allocation Balanced	67.00%	0.00%	0.00%
SA Allocation Moderate	0.00%	67.00%	0.00%
SA Allocation Moderately Aggressive	0.00%	0.00%	67.00%
SA American Funds Global Growth	1.98%	2.31%	2.64%
SA American Funds Growth	0.66%	0.99%	1.32%
SA American Funds Growth-Income	1.32%	1.65%	1.98%
T. Rowe Price Blue Chip Growth II	0.99%	1.32%	1.32%
T. Rowe Price Equity Income II	2.97%	3.63%	3.96%
Total	100%	100%	100%

*  * *
This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated May 1, 2026, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

EDGAR Contract Identifier: C000124678